ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

April 1, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)

Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (each a “Fund” and collectively the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the form of Prospectus and Statement of Additional Information for the Funds that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 156 (SEC Accession No. 0001398344-20-006983) to the Trust’s Registration Statement on Form N-1A (the “Amendments”). The text of the Amendments was filed electronically with the U.S. Securities and Exchange Commission on March 27, 2020.

If you have any questions, please contact me at: (513) 869-4327.

Very truly yours,

/s/ Matthew J. Beck

Matthew J. Beck

Secretary of the Trust